Exploration and Evaluation (Tables)	12 Months Ended
Jun. 30, 2025
Exploration And Evaluation
Schedule of Exploration and Evaluation
	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Exploration and evaluation expenditure – At cost	100,135,725	92,117,750

Schedule of Reconciliation of Exploration And Evaluation

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$

Opening balance	92,117,750	81,070,075
Additions	6,978,760	10,974,363
Revaluation due to foreign exchange	1,039,215	73,312

Carrying amount at end of year	100,135,725	92,117,750